DEBT - Components (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
DEBT
Short-term debt	¥ 3,288	$ 477	¥ 6,232
Total	3,288		6,232
Long-term debt, non-current portion	6,635	$ 962	3,565
Long-term debt	6,635		3,565
Bank borrowings
DEBT
Long-term debt, current portion	208		2,464
Long-term debt, non-current portion	2,929		211
Convertible Debt [Member]
DEBT
Long-term debt, current portion			3,029
Long-term debt, non-current portion	3,463		3,158
FF&E liability
DEBT
Long-term debt, current portion	45		47
Long-term debt, non-current portion	228		180
Others
DEBT
Long-term debt	15		16
Bank borrowings
DEBT
Short-term debt	¥ 3,035		¥ 692